Commitments and Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Expected Future Lease Payments Under All Operating Leases

Future minimum lease payments under all non-cancelable operating leases at December 31, 2014, were as follows:

Year ending December 31,
2015	$94,830
Year ending December 31,
2015 (sublease)	341,682

Total future minimum lease payments	$436,512